Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.06980%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,816,123.44

Principal:
Principal Collections	$31,218,676.85
Prepayments in Full	$15,782,082.53
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$47,000,759.38
Collections	$52,816,882.82

Purchase Amounts:
Purchase Amounts Related to Principal	$85,540.63
Purchase Amounts Related to Interest	$704.17
Sub Total	$86,244.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,903,127.62

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,903,127.62
Servicing Fee	$1,198,176.12	$1,198,176.12	$0.00	$0.00	$51,704,951.50
Interest - Class A-1 Notes	$779,196.41	$779,196.41	$0.00	$0.00	$50,925,755.09
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$50,078,205.09
Interest - Class A-2b Notes	$858,049.50	$858,049.50	$0.00	$0.00	$49,220,155.59
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$47,637,280.59
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$47,366,880.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,366,880.59
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$47,212,702.09
Second Priority Principal Payment	$12,152,516.73	$12,152,516.73	$0.00	$0.00	$35,060,185.36
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,060,185.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,060,185.36
Regular Principal Payment	$232,237,367.31	$35,060,185.36	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,903,127.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,152,516.73
Regular Principal Payment					$35,060,185.36
Total					$47,212,702.09

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$47,212,702.09	$158.97	$779,196.41	$2.62	$47,991,898.50	$161.59
Class A-2a Notes	$0.00	$0.00	$847,550.00	$3.35	$847,550.00	$3.35
Class A-2b Notes	$0.00	$0.00	$858,049.50	$3.39	$858,049.50	$3.39
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,212,702.09	$33.22	$4,492,249.41	$3.16	$51,704,951.50	$36.38

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$244,389,884.04	0.8228616	$197,177,181.95	0.6638962
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,368,429,884.04	0.9629777	$1,321,217,181.95	0.9297537

Pool Information
Weighted Average APR	4.843%	4.845%
Weighted Average Remaining Term	54.27	53.52
Number of Receivables Outstanding	38,329	37,440
Pool Balance	$1,437,811,338.56	$1,390,721,015.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,372,458,042.74	$1,327,867,367.31
Pool Factor	0.9656474	0.9340211

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$62,853,648.38
Targeted Overcollateralization Amount	$91,274,631.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,503,833.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$4,022.86
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$4,022.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0034%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0034%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		93	$4,363.76
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$4,363.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0003%

Average Realized Loss for Receivables that have experienced a Realized Loss			$46.92
Average Net Loss for Receivables that have experienced a Realized Loss			$46.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	109	$5,115,405.29
61-90 Days Delinquent	0.04%	14	$536,595.88
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	123	$5,652,001.17

Repossession Inventory:
Repossessed in the Current Collection Period		7	$295,597.35
Total Repossessed Inventory		8	$354,366.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0078%
Current Collection Period			0.0374%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0386%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$2,652,835.36
2 Months Extended	83	$4,137,618.63
3+ Months Extended	6	$299,551.74

Total Receivables Extended	141	$7,090,005.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer